UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07432

        Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 5.0% (3.1% of Total Investments)
$ 5,150	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/16	12/11 at 101.00	A–	$ 4,918,920
2,395	Alabama Housing Finance Authority, FNMA Multifamily Housing Revenue Bonds, South Bay	2/11 at 102.00	AAA	2,431,165
	Apartments, Series 2000K, 5.950%, 2/01/33 (Alternative Minimum Tax)
11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	11/09 at 100.00	Aaa	11,928,901
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
5,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	4,781,900
	2006C-2, 5.000%, 11/15/39 (UB)
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	773,810
	System Inc., Series 2005A, 5.000%, 11/15/30
1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	800,910
	International Paper Company, Series 2005A, 5.000%, 6/01/25
26,440	Total Alabama			25,635,606
	Alaska – 1.0% (0.6% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A,	12/14 at 100.00	AA	1,667,198
	5.000%, 12/01/30 – FGIC Insured (UB)
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26	12/13 at 100.00	A+ (4)	3,560,948
	(Pre-refunded 12/01/13) – MBIA Insured
4,730	Total Alaska			5,228,146
	Arizona – 1.6% (1.0% of Total Investments)
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A2	4,635,600
	Project, Series 2003A, 5.000%, 7/01/31 – MBIA Insured
2,000	Navajo County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	No Opt. Call	Baa2	2,023,740
	Bonds, Arizona Public Serivce Company, Cholla Project, Series 2009B, 5.500%, 6/01/34
	(Mandatory put 6/01/14)
2,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	1,529,660
	5.000%,12/01/37
9,000	Total Arizona			8,189,000
	Arkansas – 0.0% (0.0% of Total Investments)
9	Lonoke County Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	10/09 at 100.00	Aaa	8,755
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A, 7.900%, 4/01/11
	California – 15.4% (9.7% of Total Investments)
10,000	Anaheim Public Finance Authority, California, Public Improvement Project Lease Bonds, Series	9/17 at 100.00	A	7,906,100
	2007A-1, 4.375%, 3/01/37 – FGIC Insured
17,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	14,086,198
	Health System/West, Series 2003A, 5.000%, 3/01/33
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,316,600
	Series 2006, 5.000%, 4/01/37
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A	11/16 at 100.00	Aa3	2,411,959
	5.000%, 11/15/42 (UB)
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,987,440
	LLC, Series 2001A, 5.550%, 8/01/31
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	706,140
	Health System, Series 2005A, 5.000%, 7/01/39
1,685	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	Aa3	1,646,026
	Option Bond Trust 3175, 11.971%, 11/15/48 (IF)
19,095	California, General Obligation Bonds, Series 2005, 5.000%, 6/01/33 – CIFG Insured	6/15 at 100.00	A	17,858,024
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	4,347,267
	1995A, 0.000%, 1/01/14 (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
610	5.125%, 6/01/47	6/17 at 100.00	BBB	329,851
1,000	5.750%, 6/01/47	6/17 at 100.00	BBB	600,150
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,187,920
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	1,187,063
	Series 2006B, 0.000%, 9/01/27
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/16 at 100.00	AAA	9,470,994
	Series 2006A, 4.250%, 7/01/31 – FSA Insured (UB)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,430	0.000%, 1/15/32 – MBIA Insured	No Opt. Call	A	754,695
31,300	0.000%, 1/15/34 – MBIA Insured	No Opt. Call	A	4,522,537
4,000	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water	9/17 at 100.00	AAA	3,663,360
	Project, Tender Option Bond Trust 3030, 17.078%, 9/01/38 – MBIA Insured (IF)
1,945	South Gate Public Financing Authority, California, Water Revenue Refunding Bonds, Series	No Opt. Call	A	2,070,219
	1996A, 6.000%, 10/01/12 – FGIC Insured
122,245	Total California			79,052,543
	Colorado – 4.9% (3.1% of Total Investments)
2,000	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA (4)	2,179,180
	Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)
380	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3,	10/09 at 105.00	Aa2	411,301
	6.750%, 10/01/21
2,325	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	2,508,373
	(Alternative Minimum Tax)
	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center
	Hotel, Series 2003A:
2,940	5.000%, 12/01/20 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	3,297,916
10,000	5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	11,217,400
4,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aa3	4,662,663
	5.250%, 12/15/17 – FGIC Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	798,397
	5.000%, 12/15/22 – FSA Insured (UB)
22,745	Total Colorado			25,075,230
	District of Columbia – 1.7% (1.1% of Total Investments)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
9,670	0.000%, 4/01/26 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 42.15	A (4)	3,987,715
15,235	0.000%, 4/01/30 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 32.93	A (4)	4,908,717
24,905	Total District of Columbia			8,896,432
	Florida – 7.4% (4.6% of Total Investments)
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	257,033
	Series 2009B, 7.000%, 4/01/39
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	A+	4,981,600
	7/01/28 – MBIA Insured
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	Aa3	5,037,700
	Series 2003A, 5.250%, 10/01/18 – MBIA Insured (Alternative Minimum Tax)
5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/09 at 100.00	BB+	4,958,500
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,380	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/11 at 102.00	AAA	1,412,872
	Sunset Bay Apartments, Series 2000-5A, 5.850%, 7/01/20 – FSA Insured (Alternative Minimum Tax)
3,385	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A	2,769,065
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	4,897,008
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	N/R	10,826,090
	AMBAC Insured
2,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	1,148,660
	5.400%, 5/01/37
1,855	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/13 at 101.00	N/R	1,336,676
	6.000%, 5/01/23
40,325	Total Florida			37,625,204
	Georgia – 2.8% (1.7% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A	4,486,812
	FGIC Insured
2,880	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B,	No Opt. Call	A+	3,126,298
	8.250%, 1/01/11
5,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	AAA	6,557,375
	1/01/19 – FGIC Insured (ETM)
12,780	Total Georgia			14,170,485
	Hawaii – 1.2% (0.7% of Total Investments)
3,720	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	AA	4,244,706
	1993B, 5.000%, 10/01/13
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aaa	1,814,598
	1993B, 5.000%, 10/01/13 (ETM)
5,300	Total Hawaii			6,059,304
	Idaho – 0.1% (0.1% of Total Investments)
750	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	562,478
	Hospital, Series 2006, 5.250%, 9/01/37
	Illinois – 16.4% (10.3% of Total Investments)
4,000	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	AA–	4,452,760
	6.250%, 1/01/15 – MBIA Insured
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – FSA Insured	1/11 at 101.00	AAA	5,320,841
	(Alternative Minimum Tax)
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 – FGIC Insured	1/10 at 100.50	AAA	5,044,750
415	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	398,392
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	N/R	1,804,040
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	N/R	2,179,733
5,990	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	6,841,239
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
1,665	Illinois Finance Authority Revenue Bonds, Rush University Medical Center Obligated Group,	No Opt. Call	A–	1,678,437
	Series 2009C, 6.625%, 11/01/39
1,385	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A3	1,451,466
	Kankakee County, Series 2005B, 5.000%, 12/01/18 – AMBAC Insured
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	2,917,350
	5.250%, 8/15/34 (Pre-refunded 8/15/14)
500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	503,780
5,565	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	Baa1	4,220,329
	5.500%, 8/01/37
2,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	1,946,520
	2009, 7.000%, 8/15/44
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	3,818,840
	Health System, Series 2003, 5.150%, 2/15/37
4,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	4,478,360
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
4,005	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa3	4,642,676
	Series 1993C, 7.000%, 4/01/14
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	12/10 at 100.00	AAA	11,453,587
	Illinois, General Obligation Bonds, Series 2002, 5.750%, 12/01/19 – FGIC Insured (UB)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – MBIA Insured	6/22 at 101.00	AAA	7,101,537
4,540	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	4,592,255
36,040	0.000%, 6/15/40 – MBIA Insured	No Opt. Call	AAA	5,455,375
3,050	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa3	3,804,509
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
112,655	Total Illinois			84,106,776
	Indiana – 9.7% (6.1% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA	905,619
2,705	0.000%, 2/01/25	No Opt. Call	AA	1,176,161
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	2,023,800
	System, Series 2006, 5.250%, 8/01/36
3,965	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	A	3,979,115
	5.500%, 2/01/26 – MBIA Insured
1,500	Indiana Educational Facilities Authority, Revenue Bonds, University of Indianapolis, Series	10/09 at 101.00	AAA	1,524,555
	1999, 5.750%, 10/01/19 – FSA Insured
22,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.00	A+ (4)	23,453,758
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
2,650	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	3,019,543
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
2,800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	2,171,428
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%,	6/13 at 100.00	AAA	4,140,360
	6/01/23 – FSA Insured
6,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/24	6/13 at 100.00	AAA	6,831,060
	(Pre-refunded 6/01/13) – FSA Insured
420	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Tax Lease	12/09 at 100.00	A	418,501
	Rental Revenue Bonds, Series 1997A, 5.000%, 6/01/27 – MBIA Insured
50,990	Total Indiana			49,643,900
	Iowa – 0.2% (0.1% of Total Investments)
400	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2009,	8/19 at 100.00	Aa2	400,140
	5.625%, 8/15/37 (WI/DD, Settling 8/06/09) – AGC Insured
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	779,600
	5.000%, 7/01/20
1,400	Total Iowa			1,179,740
	Kansas – 2.1% (1.3% of Total Investments)
2,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2000A, 5.500%,	9/10 at 100.00	A+	1,978,880
	9/01/25 – AMBAC Insured
6,825	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	6,895,639
	2000, 3.500%, 9/01/16
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	1,714,405
	5.300%, 6/01/31 – MBIA Insured
10,575	Total Kansas			10,588,924
	Louisiana – 5.8% (3.6% of Total Investments)
165	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company	11/14 at 100.00	BBB	140,522
	Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB	838,420
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/12 at 105.00	Aaa	1,872,710
	GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,441,206
	Lady Health System, Series 2005A, 5.250%, 8/15/32
3,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	3,086,246
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuel Tax Revenue Bonds, Series 2006A:
1,480	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	1,447,588
15,820	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA	14,272,013
170	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 15.001% 5/01/41 –	5/16 at 100.00	AA	103,476
	FGIC Insured (IF)
3,365	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	12/09 at 100.00	AAA	3,374,927
	5.950%, 11/01/14 – FSA Insured
32,700	Total Louisiana			29,577,108
	Maryland – 2.2% (1.3% of Total Investments)
1,815	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	1/10 at 100.00	Aa2	1,817,505
	5.875%, 7/01/16
2,900	Maryland Community Development Administration, Housing Revenue Bonds, Series 1997A, 6.000%,	1/10 at 100.00	Aa2	2,901,305
	7/01/39 (Alternative Minimum Tax)
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A–	49,820
	Series 2004, 5.375%, 8/15/24
2,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	A	1,944,734
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured
1,935	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	1/10 at 100.00	Aa2	1,936,896
	Housing Revenue Bonds, Series 1996B, 6.400%, 7/01/28 (Alternative Minimum Tax)
2,315	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,338,150
	Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)
11,225	Total Maryland			10,988,410
	Massachusetts – 1.4% (0.9% of Total Investments)
3,585	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	BBB	2,829,067
	3/01/35 – ACA Insured
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	N/R	686,760
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	596,980
	Project, Series 2005D, 5.375%, 7/01/35
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A,	2/17 at 100.00	AAA	3,043,760
	4.500%, 8/01/46 – FSA Insured (UB)
9,050	Total Massachusetts			7,156,567
	Michigan – 6.4% (4.0% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	5,159,580
	7/01/35 – MBIA Insured
8,915	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/09 at 100.00	A+	8,048,105
	7/01/27 – MBIA Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	4,365,522
	7/01/34 – FGIC Insured
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	A+	4,839,000
	5.000%, 10/15/29 – MBIA Insured
10,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/09 at 100.00	Ba3	7,153,020
	Obligated Group, Series 1998A, 5.250%, 8/15/23
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	BBB (4)	1,162,600
	2005, 5.000%, 5/15/30 (Pre-refunded 5/15/15)
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,932,000
	2006A, 5.000%, 12/01/31 (UB)
38,815	Total Michigan			32,659,827
	Minnesota – 1.2% (0.8% of Total Investments)
590	Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA Mortgage-Backed Securities	11/09 at 100.00	AAA	590,171
	Program Single Family Mortgage Revenue Bonds, Series 1997, 5.800%, 11/01/30 (Alternative
	Minimum Tax)
3,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	3,727,430
	Series 2001A, 5.250%, 1/01/25 (Pre-refunded 1/01/11) – FGIC Insured
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,864,610
	Project, Series 2007-1, 5.000%, 8/01/36
6,965	Total Minnesota			6,182,211
	Mississippi – 2.1% (1.3% of Total Investments)
2,975	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,005,434
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
5,180	Mississippi, General Obligation Refunding Bonds, Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	6,148,297
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	913,440
	Project, Series 2008A, 6.500%, 9/01/32
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	8/11 at 100.00	BBB	732,230
	Series 2006A, 4.800%, 8/01/30
10,155	Total Mississippi			10,799,401
	Missouri – 0.7% (0.4% of Total Investments)
1,450	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	1,125,447
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
2,450	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	2,477,955
	2003, 5.125%, 5/15/24
3,900	Total Missouri			3,603,402
	Nebraska – 1.8% (1.1% of Total Investments)
9,000	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A,	No Opt. Call	Aa2	9,328,230
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)
	Nevada – 2.7% (1.7% of Total Investments)
4,500	Clark County School District, Nevada, General Obligation School Improvement Bonds, Series	No Opt. Call	AA	4,726,035
	1991A, 7.000%, 6/01/10 – MBIA Insured
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA–	7,031,780
	5.000%, 7/01/23 – AMBAC Insured
5,425	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	Caa2	425,157
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/25 – AMBAC Insured
1,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,822,009
	8.000%, 6/15/30
18,625	Total Nevada			14,004,981
	New Jersey – 4.8% (3.0% of Total Investments)
500	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	340,095
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	1,180,476
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
880	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	A+	1,054,557
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
300	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+ (4)	377,925
2,345	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+ (4)	2,720,528
10,055	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	10,987,601
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
3,995	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	4,815,653
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	2,916,550
	Series 2007-1A, 4.750%, 6/01/34
24,175	Total New Jersey			24,393,385
	New York – 6.3% (4.0% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	582,118
	Schools, Series 2007A, 5.000%, 4/01/32
1,200	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding Bonds,	No Opt. Call	Baa2	1,187,388
	American Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory
	put 6/01/10)
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,249,325
	2/15/47 – MBIA Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	2,698,278
	5/01/33 – MBIA Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	986,920
	5.000%, 11/15/34
6,740	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 100.00	AAA	6,774,037
	Series 1998C, 5.000%, 5/01/26
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000C:
220	5.875%, 11/01/16 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	231,304
5,000	5.500%, 11/01/24 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	5,242,900
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
2,400	5.500%, 6/01/16	6/10 at 100.00	AA–	2,441,928
2,500	5.500%, 6/01/18	6/12 at 100.00	AA–	2,608,500
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	A	6,370,188
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)
33,535	Total New York			32,372,886
	North Carolina – 3.1% (1.9% of Total Investments)
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	749,003
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
2,445	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	2,548,252
	Facilities, Series 2004A, 5.000%, 2/01/21
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1992, 6.000%,	No Opt. Call	A	2,117,800
	1/01/11 – MBIA Insured
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	10,375,700
	1/01/18 – MBIA Insured
15,195	Total North Carolina			15,790,755
	Ohio – 3.2% (2.0% of Total Investments)
5,430	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	4,472,963
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
8,065	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – FSA Insured	1/10 at 101.00	AAA	8,022,659
3,000	Franklin County, Ohio, Development Revenue Bonds, American Chemical Society, Series 1999,	10/09 at 101.00	A+	3,040,350
	5.800%, 10/01/14
1,000	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/10 at 100.00	Aa2	1,000,120
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)
17,495	Total Ohio			16,536,092
	Oklahoma – 1.1% (0.7% of Total Investments)
235	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/10 at 101.00	Aaa	238,722
	Program, Series 2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)
5,615	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	5,087,527
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	72,961
	System, Series 2006, Trust 3500, 8.243%, 12/15/36 (IF)
5,938	Total Oklahoma			5,399,210
	Pennsylvania – 3.0% (1.8% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	342,780
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,000	Pennsylvania Economic Development Financing Authority Health System Revenue Bonds Albert	No Opt. Call	A3	1,008,140
	Einstein Healthcare Network Issue, Series 2009A, 6.250%, 10/15/23
5,410	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	10/17 at 100.00	AA+	6,190,879
	Trust 3212, 13.718%, 10/01/38 (IF)
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,945,556
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,652,702
	AMBAC Insured
15,000	Total Pennsylvania			15,140,057
	Puerto Rico – 2.6% (1.6% of Total Investments)
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	A	13,357,781
	7/01/13 – MBIA Insured
	Rhode Island – 3.0% (1.9% of Total Investments)
20,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	15,496,998
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 4.6% (2.8% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	A	4,212,370
	Series 2004A, 5.250%, 2/15/23 – MBIA Insured
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	2,678,940
	5.000%, 6/01/36 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
5,000	6.250%, 1/01/21 – FGIC Insured	No Opt. Call	A	5,437,150
5,750	4.000%, 1/01/23 – MBIA Insured	1/10 at 100.00	A	5,501,715
5,085	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	No Opt. Call	A	5,496,478
	1998A, 5.500%, 1/01/13 – MBIA Insured
22,955	Total South Carolina			23,326,653
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,736,525
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 0.6% (0.4% of Total Investments)
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A–	523,588
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,297,700
	Wellmont Health System, Refunding Series 200A, 5.440%, 9/01/32
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	466,616
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
860	5.500%, 11/01/37	11/17 at 100.00	N/R	326,112
1,000	5.500%, 11/01/46	11/17 at 100.00	N/R	379,200
9,615	Total Tennessee			2,993,216
	Texas – 20.7% (12.9% of Total Investments)
3,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	1,026,000
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	4,960,246
	4.250%, 8/15/36 (UB)
4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	3,082,960
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
2,250	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AAA	2,113,853
	11/01/27 – FSA Insured (Alternative Minimum Tax)
8,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	8,226,240
	Series 2001A, 5.875%, 11/01/19 – FGIC Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/11 at 101.00	N/R	5,735,580
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	6,864,620
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A–	8,319,972
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	8,875,500
	5.750%, 12/01/32 – FSA Insured (ETM)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	6,189,379
	Bonds, Series 2006, 0.000%, 8/15/39
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
730	5.500%, 2/15/21	2/11 at 100.00	AAA	766,588
760	5.500%, 2/15/23	2/11 at 100.00	AAA	791,038
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
1,570	5.500%, 2/15/21 (Pre-refunded 2/15/11)	2/11 at 100.00	Aaa	1,687,153
1,640	5.500%, 2/15/23 (Pre-refunded 2/15/11)	2/11 at 100.00	Aaa	1,762,377
	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding
	Bonds, Series 2001:
3,025	5.000%, 2/15/26	8/11 at 100.00	Aaa	3,078,875
2,300	5.125%, 2/15/31	8/11 at 100.00	Aaa	2,322,356
700	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding	8/11 at 100.00	Aaa	762,986
	Bonds, Series 2001, 5.125%, 2/15/31 (Pre-refunded 8/15/11)
2,500	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	2,395,400
	5.750%, 1/01/38
6,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Angelo State	8/12 at 100.00	N/R (4)	6,640,800
	University – Texan Hall LLC, Series 2002A, 5.000%, 8/01/25 (Pre-refunded 8/01/12) –
	MBIA Insured
3,410	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/12 at 100.00	AAA	4,159,484
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/12) (5)
1,800	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	BBB	1,812,762
	Series 2002A, 5.750%, 10/01/21 – RAAI Insured
4,700	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	5,015,793
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
5,200	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	4,929,392
	Series 2007A, 5.000%, 2/15/36 (UB)
370	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	318,063
	Texas Health Resources Project, Trust 1031, 11.947%, 2/15/36 (IF)
1,505	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	1,455,395
	Lien Series 2008D, 6.250%, 12/15/26
3,395	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.390%, 4/01/33 (IF)	4/17 at 100.00	AA+	3,946,484
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/09 at 100.00	Aaa	8,825,975
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
153,105	Total Texas			106,065,271
	Utah – 2.2% (1.4% of Total Investments)
4,845	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	12/09 at 100.00	N/R	4,101,050
	Hospital Project, Series 1998, 5.750%, 12/15/18
4,840	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A,	1/10 at 100.00	Aa3 (4)	4,999,284
	6.150%, 7/01/14 (ETM)
460	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/10 at 100.00	AA	461,946
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
1,060	5.500%, 1/01/18 (Alternative Minimum Tax)	1/11 at 100.00	AA–	1,085,429
435	5.650%, 1/01/21 (Alternative Minimum Tax)	1/11 at 100.00	Aaa	438,093
11,640	Total Utah			11,085,802
	Virgin Islands – 0.5% (0.3% of Total Investments)
2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	2,497,087
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.5% (1.0% of Total Investments)
8,190	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.000%, 1/15/35 –	1/13 at 100.00	A1	7,826,610
	AMBAC Insured
	Washington – 5.7% (3.6% of Total Investments)
220	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aa2 (4)	254,514
	Development, Series 2005A, 5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured
5,780	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aa2	5,609,259
	Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured
1,500	Snohomish County School District 6, Mukilteo, Washington, Unlimited Tax General Obligation and	No Opt. Call	Aa3	1,683,840
	Refunding Bonds, Series 1993, 5.700%, 12/01/12 – FGIC Insured
8,155	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/20	1/11 at 101.00	AAA	8,823,139
	(Pre-refunded 1/01/11) – FSA Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,375,620
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
1,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	N/R	853,020
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
5,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/10 at 100.00	A2	5,559,565
	Series 1998, 5.500%, 11/15/14 – AMBAC Insured
1,460	Washington State Healthcare Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,134,654
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
4,005	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	3,988,339
	Series 2002, 6.500%, 6/01/26
29,620	Total Washington			29,281,950
	Wisconsin – 3.0% (1.9% of Total Investments)
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of	12/09 at 100.00	AA–	500,065
	Wisconsin Inc., Series 1996, 5.500%, 12/01/26 – MBIA Insured
7,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	AA–	6,852,825
	Inc., Series 2002A, 5.250%, 2/15/32 – MBIA Insured
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	2,993,360
	Healthcare System, Series 2006, 5.250%, 8/15/34
5,000	Wisconsin State, General Obligation Bonds, Series 2006, 4.750%, 5/01/25 –	5/16 at 100.00	AA	5,144,150
	FGIC Insured (UB)
17,000	Total Wisconsin			15,490,400
$ 985,367	Total Investments (cost $840,918,401) – 160.0%			819,113,338
	Floating Rate Obligations – (11.7)%			(59,703,000)
	Other Assets Less Liabilities – 2.3%			11,709,837
	Preferred Shares, at Liquidation Value – (50.6)% (6)			(259,050,000)
	Net Assets Applicable to Common Shares – 100%			$ 512,070,175

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$819,113,338	$ —	$819,113,338

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $781,062,388.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 30,786,973
Depreciation	(52,381,465)
Net unrealized appreciation (depreciation) of investments	$(21,594,492)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.6%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009